Operating Leases - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Maturities of lease liabilities
2023		$ 4,200
2024	$ 4,237	2,835
2025	3,880	2,675
2026	124	46
2027	5	4
Total undiscounted lease payments	8,246	9,760
Less: imputed interest	(459)	(618)
Total lease liabilities	$ 7,787	$ 9,142